STOCKHOLDERS' DEFICIT (Details Narrative)	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 30, 2016 USD ($) Number $ / shares shares	Dec. 18, 2016 USD ($) shares	Dec. 17, 2016 USD ($) shares
Common stock, authorized shares	100,000,000	100,000,000
Common stock, issued shares	7,115,000	7,115,000
Common stock, outstanding shares	7,115,000	7,115,000
Preferred stock, authorized shares	20,000,000	20,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common stock Value | $	$ 712	$ 712
Treasury stock, share					19,400,000
Treasury stock, value | $					$ 1,940
Discount Per value | $	$ 670	$ 670
Directors and Officers [Member] | On April 4, 2016 [Member]
Common stock, issued shares			20,000,000
Common stock, par value | $ / shares			$ 0.0001
Common stock Value | $			$ 2,000
Number of dirctors and officers | Number			2
Shareholders [Member]
Common stock, issued shares			415,000
Common stock, par value | $ / shares			$ 0.001
Common stock Value | $			$ 415
Number of shareholders | Number			36
New sole officer and director [Member]
Common stock, issued shares				6,100,000
Discount Per value | $				$ 610